Accounts payable	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Accounts payable
13.
Accounts payable

The Company receives credit from its suppliers for 30 and 45 days without charging interest, whereby the provider payment policy is to pay the maximum term granted. As of the date of these consolidated financial statements there is no supplier that represents more than 10% of its investments in productive assets and/or the total operating costs.

	December 31, 2023		December 31, 2024		December 31, 2025
Suppliers	Ps.	1,808,751	Ps.	2,354,495	Ps.	2,837,447
Other suppliers		109,472		182,759		566,296
Interest payable		420,048		456,599		647,096
Direct or short term employee benefits		116,924		165,189		209,897
Others		102,727		661,079		746,355
Total	Ps.	2,557,922	Ps.	3,820,121	Ps.	5,007,091

The balance of direct employee benefits corresponding principally of provisions of vacation pay, employee profit sharing, bonuses and others benefits.